INTANGIBLE ASSETS, NET	12 Months Ended
Dec. 31, 2019
Intangible Assets, Net
INTANGIBLE ASSETS, NET

10. INTANGIBLE ASSETS, NET

Intangible assets consisted of the following:

	As of December 31,
	2018	2019
	RMB	RMB
Gross carrying amount
Trade names	48,908	43,878
Brand	5,920	5,920
Student populations	39,818	39,817
Software	35,421	37,024
Customer relationships	5,270	5,270
Cooperative agreements	5,230	5,230
Favorable leases	63,237	—
Non-compete agreements	833	833
Trademark	—	2,322
Workforce	—	1,870
License	—	678
	204,637	142,842
Less: Accumulated amortization
Trade names	—	—
Brand	—	—
Student populations	(38,476)	(39,288)
Software	(34,200)	(34,945)
Customer relationships	(5,270)	(5,270)
Cooperative agreements	(4,062)	(4,570)
Favorable leases	(29,384)	—
Non-compete agreements	(833)	(833)
Trademark	—	(582)
Workforce	—	(702)
License	—	(45)
	(112,225)	(86,235)
Intangible assets, net
Trade names	48,908	43,878
Brand	5,920	5,920
Student populations	1,342	529
Software	1,221	2,079
Customer relationships	—	—
Cooperative agreements	1,168	660
Favorable leases	33,853	—
Non-compete agreements	—	—
Trademark	—	1,740
Workforce	—	1,168
License	—	633
	92,412	56,607

For the years ended December 31, 2017, 2018 and 2019, the Group performed impairment test on the trade name, brand and other finite lived intangible assets, and recorded impairment loss of RMB nil, RMB nil and RMB 5,030, respectively. The favorable leases were reclassified to the operating lease right-of-use asset since the Group adopted ASC 842 Lease from January1, 2019.

Amortization expenses for intangible assets amounted to RMB 4,782, RMB 4,651 and RMB 6,042 for the years ended December 31, 2017, 2018 and 2019, respectively, of which RMB 1,393, RMB 1,393 and RMB 3,063 are included in cost of sales and the remaining is included in general and administrative expenses. Based on the current amount of intangible assets subject to amortization, the estimated amortization expenses for each of the future annual periods is as follows:

Amount
RMB

2020	3,161
2021	1,482
2022	544
2023	320
2024	298
Thereafter	1,004
Total	6,809